Commitments	12 Months Ended
Dec. 31, 2022
Capital commitments [abstract]
Commitments
31.
Commitments
(a)
Operating commitments

The following table summarizes future minimum commitments of the Group under non-cancelable operating arrangements:

	2021	2022
	RMB’million	RMB’million
Within one year	348	61
Later than one year but not later than five years	24	18
	372	79

As at December 31, 2022, the operating commitments of the group are mainly related to property management and other services.

(b)
Content royalty

The Group is subject to the following minimum royalty payments associated with its license agreements:

	2021	2022
	RMB’million	RMB’million
Within one year	2,511	1,743
Later than one year but not later than five years	1,189	350
	3,700	2,093

(c)
Investment commitments

As at December 31, 2021 and 2022, the Group had commitments of approximately RMB513 million and RMB13 million to invest in equity interest of certain entities.